Share-based compensation - Changes in the share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options granted Share Number
Outstanding as of beginning	182,748,565	198,964,123	189,927,968
Number of options granted	80,907,443	56,222,658	18,200,000
Cancelled/Forfeited	(14,700,489)	(72,438,216)	(9,163,845)
Outstanding as of end	248,955,519	182,748,565	198,964,123
Weighted-average exercise price (US$)
Outstanding as of beginning (in dollars per share)	$ 0.0306	$ 0.0227	$ 0.0205
Granted (in dollars per share)	0.1306	0.0861	0.1079
Cancelled/Forfeited (in dollars per share)	0.0579	0.0520	0.0993
Outstanding as of end (in dollars per share)	0.0615	0.0306	0.0227
Weighted-average grant date fair value (US$)
Outstanding as of beginning (in dollars per share)	0.1245	0.1137	0.1136
Granted (in dollars per share)	0.3169	0.1417	0.1177
Cancelled/Forfeited (in dollars per share)	0.1580	0.1080	0.1201
Outstanding as of end (in dollars per share)	$ 0.1851	$ 0.1245	$ 0.1137